FINANCIAL ASSETS AND LIABILITIES - Summary of lease expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS AND LIABILITIES
Variable lease payments not included in the recognition of lease obligations	R$ 56,612	R$ 35,482	R$ 24,045
Expenses related to short-term leases	14,986	30,507	34,101
Low asset leasing costs, excluding short-term leases	1,445	978	1,547
Lease expense	R$ 73,043	R$ 66,967	R$ 59,693